REGULATORY REQUIREMENtS (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF MINIMUM REGULATORY CAPITAL AND ACTUAL AMOUNTS OF CAPITAL

The following table illustrates the minimum regulatory capital as established by the SFC that the Company’s subsidiaries are required to maintain as of December 31, 2023 and 2024 and the actual amounts of capital that were maintained:

	As of December 31, 2023
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	HKD’000	HKD’000	HKD’000	HKD’000

Plutus Securities	3,000	29,546	26,546	985%
Plutus AM	3,000	4,390	1,390	146%
Total	6,000	33,936	27,936	566%

	As of December 31, 2024
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	HKD’000	HKD’000	HKD’000	HKD’000

Plutus Securities	3,000	23,934	20,934	798%
Plutus AM	3,000	5,763	2,763	192%
Total	6,000	29,697	23,697	495%
Total (US$’000)	772	3,823	3,051	495%